Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components
7. Consolidated Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2024	2023
	(in thousands)
Computer equipment	$6,202	$6,592
Furniture and office equipment	1,925	2,593
Leasehold improvements	15,632	16,702
Property and equipment, gross	23,759	25,887
Less: accumulated depreciation and amortization	(11,055)	(10,248)
Property and equipment, net	$12,704	$15,639
Depreciation and amortization expenses were $3.3 million, $3.6 million, and $3.4 million for the years ended December 31, 2024, 2023, and 2022, respectively. During the year ended December 31, 2024, the Company disposed of certain property and equipment with an original cost basis of $2.7 million, and accumulated depreciation of $2.6 million.
The following table presents our property and equipment, net of depreciation and amortization, by geographic region:

	As of December 31,
	2024	2023
	(in thousands)
Israel	$11,586	$14,209
United States	1,091	1,403
Rest of world	27	27
Total property and equipment, net	$12,704	$15,639
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2023
	(in thousands)
Accrued expenses	$6,348	$4,548
Customer credits	6,401	6,724
Derivative financial instruments	—	462
Other	1,031	1,062
Accrued expenses and other current liabilities	$13,780	$12,796
Other Liabilities, Noncurrent
Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2024	2023
	(in thousands)
Other tax liabilities	$21,078	$14,706
Other liabilities, noncurrent	$21,078	$14,706